Selected Income Statement Data (Tables)	12 Months Ended
Dec. 31, 2019
Selected Income Statement Data [Abstract]
Selected Revenues
	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars (in thousands)
Sales of products	127,396	117,537	88,295
Service fees	6,623	5,637	5,190

	134,019	123,174	93,485

Selected Selling, General and Administrative Expenses Data
	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars (in thousands)
Selling (1)	19,294	19,233	14,096
General and administrative	7,187	6,949	7,926

	26,481	26,182	22,022

(1) Including shipping and handling costs	1,063	884	697

Selected Financial Income (Expenses) Data
	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars (in thousands)
Interest expense	-	-	(13)
Interest income	1,412	594	77
Other, net (*)	(611)	134	(214)

	801	728	(150)

(*)	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $(352), $226, and $(41) in 2019, 2018 and 2017, respectively.